Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Other Revenues [Line Items]
Lending fees		¥ 69,000
Trust fees		25,000	¥ 26,000
Fees related to trust business		31,000	31,000
Trading account gains (losses)—net	[1]	395,405	64,956
Other noninterest income	[1]	34,839	48,950
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Deposit fees		7,000
Trading account gains (losses)—net		33,000	31,000
Other noninterest income		¥ 12,000	¥ 14,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.